Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Overview and Basis of Presentation
Description of Business
Semrush Holdings, Inc. (“Semrush Holdings”) and its subsidiaries (together the “Group”, the “Company”, or “Semrush”) provide an online visibility management software-as-a-service (“SaaS”) platform. The Company’s platform enables its subscribers to improve their online visibility and drive traffic, including on their websites and social media pages, and distribute highly relevant content to their customers on a targeted basis across various channels to drive high-quality traffic and measure the effectiveness of their digital marketing campaigns. The Company is headquartered in Boston, Massachusetts, and has wholly owned subsidiaries in Cyprus, Russia, the Czech Republic, Poland, and the United States.
The Company is subject to a number of risks and uncertainties common to companies in similar industries and stages of development that could affect future operations and financial performance. These risks include, but are not limited to, rapid technological change, competitive pressure from substitute products or larger companies, protection of proprietary technology, management of international activities, the need to obtain additional financing to support growth, and dependence on third parties and key individuals.
2019 Reorganization
On December 19, 2019, Semrush Holdings was incorporated in the state of Delaware and entered into a Contribution and Exchange Agreement with SEMrush CY Ltd (“SEMrush CY”) (a private limited liability company organized under the Cyprus Companies Law, Cap 113), pursuant to which the holders of all outstanding shares of capital stock of SEMrush CY contributed those shares to Semrush Holdings in exchange for identical shares of capital stock of Semrush Holdings (the “2019 Share Exchange”). Upon the 2019 Share Exchange, Semrush Holdings became the holding company of SEMrush CY and its wholly owned subsidiaries and the historical consolidated financial statements of SEMrush CY became the historical consolidated financial statements of Semrush Holdings. The 2019 Share Exchange and related transactions were completed on December 27, 2019.
Initial Public Offering
On March 29, 2021, the Company closed its initial public offering (“IPO”) in which it sold 10,000,000 shares of its Class A common stock at a price to the public of $14.00 per share. The Company received $126.6 million in net proceeds after deducting approximately $13.4 million for underwriting discounts, commissions and offering expenses. Immediately prior to the completion of the IPO, all shares of common stock then outstanding were reclassified as Class B common stock, and all shares of redeemable convertible preferred stock and convertible preferred stock then outstanding were converted into shares of common stock on a one-to-one basis and then reclassified into Class B common stock.
On April 20, 2021, the underwriters of the Company’s IPO partially exercised their option to purchase additional shares of Class A common stock. In connection with the closing of the partial exercise on April 23, 2021, the underwriters purchased 719,266 shares of the Company’s Class A common stock for net proceeds to the Company of $9.2 million after deducting approximately $0.8 million for underwriting discounts, commissions, and offering expenses.
Effects of COVID-19
The Company considered the potential effects of the novel strain of coronavirus (“COVID-19”) pandemic on the Company. In March 2020, the World Health Organization declared the outbreak of COVID-19 a pandemic, and numerous new strains of COVID-19 have subsequently spread throughout the world. COVID-19 has continued to impact market and economic conditions globally. In an attempt to limit the spread of the virus, various governmental restrictions have been implemented, including restrictions with respect to business activities and travel restrictions, and “shelter–at–home” orders, that have had and may continue to have an adverse impact on the Company’s business and operations. In light of the evolving nature of COVID-19 and the uncertainty it has produced around the world, it is not possible to predict the COVID-19 pandemic’s cumulative and ultimate impact on the Company’s future business operations, results of operations, financial position, liquidity, and cash flows. The extent of the impact of the pandemic on the Company’s business and financial results will depend largely on future developments, including the duration of the spread of the outbreak both globally and within the U.S., the impact on capital, foreign currencies exchange and financial markets, and governmental or regulatory orders that impact the Company’s business, all of which are highly uncertain and cannot be predicted.
As of September 30, 2021, the Company has experienced long lead times for hardware affected by a semiconductor shortage attributed to the COVID-19 pandemic which may affect its ability to fully furnish the infrastructure within its data centers. The Company will continue to actively monitor the current international and domestic impacts of and responses to COVID-19 and its related risks.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).
The unaudited condensed consolidated interim financial statements have been prepared on the same basis as the audited annual consolidated financial statements as of and for the year ended December 31, 2020, and, in the opinion of management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of September 30, 2021, and the results of its operations and its cash flows for the three and nine months ended September 30, 2021 and 2020. The consolidated balance sheet as of December 31, 2020 included herein was derived from the audited financial statements as of that date.
The results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021, any other interim periods, or any future year or period.
The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s final prospectus dated March 24, 2021 (the “Prospectus”) as filed with the SEC on March 25, 2021 pursuant to Rule 424(b) under the Securities Act of 1933, as amended (the “Securities Act”).
The accompanying unaudited condensed consolidated financial statements reflect the application of certain significant accounting policies as described below and elsewhere in these notes to the unaudited condensed consolidated financial statements. As of September 30, 2021, there have been no material changes in the Company's significant accounting policies from those that were disclosed in the Prospectus except as discussed below.	Organization and Description of Business
On December 19, 2019, SEMrush Holdings, Inc. (“SEMrush Holdings”), was incorporated in the state of Delaware and entered into a Contribution and Exchange Agreement with SEMrush CY Ltd (“SEMrush CY”) (a private limited liability company organized under the Cyprus Companies Law, Cap 113), pursuant to which the holders of all outstanding shares of capital stock of SEMrush CY contributed those shares to SEMrush Holdings in exchange for identical shares of capital stock of SEMrush Holdings (the “2019 Share Exchange”). Upon the 2019 Share Exchange, SEMrush Holdings became the holding company of SEMrush CY and its wholly owned subsidiaries and the historical consolidated financial statements of SEMrush CY became the historical consolidated financial statements of SEMrush Holdings. The 2019 Share Exchange and related transactions was completed on December 27, 2019.
SEMrush Holdings and its subsidiaries (together the “Group”, the “Company”, or “Semrush”) is headquartered in Boston, Massachusetts. The principal activity of the Group is the provision of an online visibility management software-as-a-service platform. The Company’s platform enables its subscribers to improve their online visibility and drive traffic, including on their websites and social media pages, and distribute highly relevant content to their customers on a targeted basis across various channels to drive high-quality traffic and measure the effectiveness of their digital marketing campaigns. The Company has wholly owned subsidiaries in Cyprus, Russia, the Czech Republic, Poland, and the United States.
The Company is subject to a number of risks and uncertainties common to companies in similar industries and stages of development that could affect future operations and financial performance. These risks include, but are not limited to, rapid technological change, competitive pressure from substitute products or larger companies, protection of proprietary technology, management of international activities, the need to obtain additional financing to support growth, and dependence on third parties and key individuals.